UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2012
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Sky Investment Group LLC
Address: One Financial Plaza
Suite 2010
Hartford CT 06103
13F File Number: 028-11663
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name: William Newman
Title: Chief Financial Officer
Phone: 866-761-9701
Signature, Place, and Date of Signing:
William Newman, Hartford CT, May 9, 2012
Report Type (Check only one.):
[ X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 69
Form 13F Information Table Value Total: $130,713
List of Other Included Managers:0
No. 13F File Number Name 028-1166


Item 1  Name of Issuer
Item 2
Item 3
Item 4
Item 5
a) Sole
b)
Shared
c)
other
Item 7
Item 8 a)
b)
c)
3M COMPANY
Common Stocks
88579Y101
721
8085
8085
0
0
8085
0
0

ABBOTT LABORATORIES
Common Stocks
002824100
2768
45163
45163
0
0
45163
0
0

AMERICAN ELECTRIC POWER
Common Stocks
025537101
794
20574
20574
0
0
20574
0
0

AMERICAN EXPRESS CO
Common Stocks
025816109
2993
51734
51734
0
0
51734
0
0

APACHE CORP
Common Stocks
037411105
253
2519
2519
0
0
2519
0
0

AT&T INC
Common Stocks
00206R102
2297
73546
73546
0
0
73546
0
0

BABSON CAPITAL CORPORATE INVESTORS
Common Stocks
05617K109
952
57308
57308
0
0
57308
0
0

BECTON DICKINSON & CO.
Common Stocks
075887109
2016
25969
25969
0
0
25969
0
0

BERKSHIRE HATHAWAY INC - CL B
Common Stocks
084670702
866
10670
10670
0
0
10670
0
0

BHP BILLITON LTD - ADR
Common Stocks
088606108
1123
15508
15508
0
0
15508
0
0

BOEING COMPANY
Common Stocks
097023105
1769
23786
23786
0
0
23786
0
0

CHEVRON CORP
Common Stocks
166764100
2476
23092
23092
0
0
23092
0
0

CISCO SYSTEMS INC
Common Stocks
17275R102
1258
59493
59493
0
0
59493
0
0

COCA-COLA CO
Common Stocks
191216100
4645
62759
62759
0
0
62759
0
0

CONOCOPHILLIPS
Common Stocks
20825C104
2267
29821
29821
0
0
29821
0
0

CONSOLIDATED EDISON INC
Common Stocks
209115104
204
3500
3500
0
0
3500
0
0

DANAHER CORP
Common Stocks
235851102
2764
49354
49354
0
0
49354
0
0

DIAGEO PLC - ADR
Common Stocks
25243Q205
2330
24145
24145
0
0
24145
0
0

DOMINION RESOURCES INC
Common Stocks
25746U109
310
6050
6050
0
0
6050
0
0

ECOLAB INC
Common Stocks
278865100
219
3550
3550
0
0
3550
0
0

EMC CORP MASS
Common Stocks
268648102
413
13825
13825
0
0
13825
0
0

EMERSON ELECTRIC CO
Common Stocks
291011104
1674
32086
32086
0
0
32086
0
0

ERHC ENERGY INC
Common Stocks
26884J104
7
75000
75000
0
0
75000
0
0

EXELON CORPORATION
Common Stocks
30161N101
1152
29387
29387
0
0
29387
0
0

EXXON MOBIL CORP
Common Stocks
30231G102
7801
89951
89951
0
0
89951
0
0

FIFTH THIRD BANCORP
Common Stocks
316773100
787
56055
56055
0
0
56055
0
0

GENERAL ELECTRIC CO
Common Stocks
369604103
3454
172088
172088
0
0
172088
0
0

GENERAL MILLS INC
Common Stocks
370334104
2621
66451
66451
0
0
66451
0
0

HALLIBURTON CO
Common Stocks
406216101
1584
47714
47714
0
0
47714
0
0

HARRIS CORP
Common Stocks
413875105
211
4690
4690
0
0
4690
0
0

HEWLETT-PACKARD CO
Common Stocks
428236103
1473
61804
61804
0
0
61804
0
0

ILLINOIS TOOL WORKS
Common Stocks
452308109
3096
54203
54203
0
0
54203
0
0

INTEL CORP
Common Stocks
458140100
2189
77861
77861
0
0
77861
0
0

INTL BUSINESS MACHINES CORP
Common Stocks
459200101
1702
8156
8156
0
0
8156
0
0

J.C. PENNEY CO INC
Common Stocks
708160106
715
20180
20180
0
0
20180
0
0

JOHNSON & JOHNSON
Common Stocks
478160104
3819
57900
57900
0
0
57900
0
0

JOHNSON CONTROLS INC
Common Stocks
478366107
1827
56238
56238
0
0
56238
0
0

JP MORGAN CHASE & CO
Common Stocks
46625H100
235
5119
5119
0
0
5119
0
0

KIMBERLY-CLARK CORP
Common Stocks
494368103
3425
46353
46353
0
0
46353
0
0

KINDER MORGAN - FRACTIONAL SHARES
Common Stocks
EKE55U103
1
681255
681255
0
0
681255
0
0

KRAFT FOODS
Common Stocks
50075N104
915
24060
24060
0
0
24060
0
0

M&T BANK
Common Stocks
55261F104
1830
21058
21058
0
0
21058
0
0

MASCO CORP
Common Stocks
574599106
821
61425
61425
0
0
61425
0
0

MCDONALD`S CORP
Common Stocks
580135101
2156
21975
21975
0
0
21975
0
0

MERCK & CO INC
Common Stocks
58933Y105
2134
55564
55564
0
0
55564
0
0

MICROSOFT CORP
Common Stocks
594918104
2079
64466
64466
0
0
64466
0
0

NESTLES SA - ADR
Common Stocks
641069406
2571
40810
40810
0
0
40810
0
0

NEW HAMPSHIRE THRIFT BANCSHARES
Common Stocks
644722100
495
39820
39820
0
0
39820
0
0

NUCOR CORP
Common Stocks
670346105
1920
44702
44702
0
0
44702
0
0

OCCIDENTAL PETROLEUM CORP
Common Stocks
674599105
334
3512
3512
0
0
3512
0
0

PEPSICO INC
Common Stocks
713448108
4147
62496
62496
0
0
62496
0
0

PHILIP MORRIS INTERNATIONAL
Common Stocks
718172109
6891
77771
77771
0
0
77771
0
0

PRAXAIR INC
Common Stocks
74005P104
3713
32385
32385
0
0
32385
0
0

PROCTER & GAMBLE CO
Common Stocks
742718109
4861
72328
72328
0
0
72328
0
0

PROGRESS ENERGY INC
Common Stocks
743263105
276
5200
5200
0
0
5200
0
0

ROCHE HOLDINGS LTD - ADR
Common Stocks
771195104
1542
35327
35327
0
0
35327
0
0

ROYAL DUTCH SHELL PLC - ADR A
Common Stocks
780259206
1682
23990
23990
0
0
23990
0
0

SIEMENS AG - ADR
Common Stocks
826197501
1196
11857
11857
0
0
11857
0
0

SOUTHERN COMPANY
Common Stocks
842587107
2807
62473
62473
0
0
62473
0
0

SPECTRA ENERGY
Common Stocks
847560109
2554
80942
80942
0
0
80942
0
0

SYSCO CORP
Common Stocks
871829107
1278
42805
42805
0
0
42805
0
0

T ROWE PRICE GROUP INC
Common Stocks
74144T108
2471
37845
37845
0
0
37845
0
0

TEXAS INSTRUMENTS INC
Common Stocks
882508104
1623
48303
48303
0
0
48303
0
0

UNITED PARCEL SERVICE - CL B
Common Stocks
911312106
2510
31090
31090
0
0
31090
0
0

UNITED TECHNOLOGIES CORP
Common Stocks
913017109
4163
50188
50188
0
0
50188
0
0

VERIZON COMMUNICATIONS INC
Common Stocks
92343V104
1053
27551
27551
0
0
27551
0
0

WASHINGTON REAL ESTATE INV
Common Stocks
939653101
387
13015
13015
0
0
13015
0
0

WP CAREY & CO. LLC
Common Stocks
92930Y107
347
7450
7450
0
0
7450
0
0

WPP GROUP ADR
Common Stocks
92933H101
747
10930
10930
0
0
10930
0
0
